ACQUISITIONS (Details) (USD $)	0 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended
	Dec. 11, 2012 Distribution_Center	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Dec. 28, 2012	Sep. 07, 2012	Sep. 08, 2012	Dec. 30, 2011
Interline New Jersey | JanPak, Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase of businesses, net of cash acquired	$ 82,500,000
Merger costs	500,000
Number of distribution centers	16
Goodwill expected to be tax deductible	0
Successor
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase of businesses, net of cash acquired		82,500,000	0	0
Merger costs		39,641,000	102,000	1,377,000
Fair value of tangible assets and liabilities acquired:
Goodwill		486,439,000	486,439,000	486,439,000	486,439,000		0
Pro Forma Financial Information [Abstract]
Net sales		467,066,000
Net (loss) income		(27,924,000)
Successor | Interline New Jersey | JanPak, Inc.
Fair value of tangible assets and liabilities acquired:
Accounts receivable	24,765,000
Inventories	20,460,000
Other current assets	4,716,000
Property and equipment	4,822,000
Goodwill	19,054,000
Intangible assets	32,600,000
Other assets	37,000
Total assets acquired	106,454,000
Current liabilities	9,554,000
Other liabilities	14,400,000
Total liabilities assumed	23,954,000
Net assets acquired	82,500,000
Weighted-average useful life	19 years
Net sales					10,300,000
Net income (loss)					100,000
Successor | Trademarks | Interline New Jersey | JanPak, Inc.
Fair value of tangible assets and liabilities acquired:
Trademarks	13,700,000
Successor | Customer relationships | Interline New Jersey | JanPak, Inc.
Fair value of tangible assets and liabilities acquired:
Intangible assets	18,900,000
Predecessor
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase of businesses, net of cash acquired						3,278,000
Merger costs						19,049,000
Fair value of tangible assets and liabilities acquired:
Goodwill						346,025,000		344,478,000
Pro Forma Financial Information [Abstract]
Net sales						1,079,640,000
Net (loss) income						$ 13,909,000